Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of the fair value of the Company’s financial instruments
	Fair Value Measurements as of June 30, 2022
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$165	$—	$—
Total	$165	$—	$—
	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Warrant liability	—	—	—
Total	$4,863	$—	$(3,488)

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Warrant liability	—	—	—
Total	$4,863	$—	$(3,488)
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$35,856	$—	$—
Liabilities:
Derivative liability	—	—	(2,380)
Warrant liability	—	—	(2,004)
Total	$35,856	$—	$(4,384)

Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes
December 31, 2020
Expected dividend rate	0%
Risk-free interest rate	0.14%
Expected volatility	48%
Expected term (in years)	2.16
December 31, 2020
Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (in years)	2.87
SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00
SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Schedule to determine the fair value of the embedded derivative
	December 31, 2021	December 31, 2020
Probability of Next Equity Financing	3%	65%
Probability of SPAC/PIPE	95%	33%
Probability of IPO	2%	2%
	100%	100%
Weighted average term (years)	0.27	0.26
Weighted average discount rate	25.00%	8.63%

Schedule of changes in fair value of the Company’s derivative liability
	Derivative Liability	Warrant Liability
Balance as of January 1, 2020	$—	$3,348
Initial fair value of derivative liability	6,481	—
Extinguishment of derivative liability	(5,360)	—
Exercise of warrants	—	(1,931)
Change in fair value	1,259	587
Balance as of December 31, 2020	2,380	2,004
Change in fair value	1,108	3,812
Exercise of warrants	—	(5,816)
Balance as of December 31, 2021	$3,488	$—

Schedule of company determined the fair value of the series C redeemable convertible preferred stock warrants using the black-scholes-merton option-pricing model
June 30, 2021
Expected dividend rate	0%
Risk-free interest rate	0.28%
Expected volatility	46%
Expected term (in years)	2.14

Schedule of company determined the fair value of the SVB March 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model
SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00

Schedule of company determined the fair value of the SCI June 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model
SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Schedule of value of the embedded derivative was determined as the differential value from the perspective of the with and without method
December 31, 2021
Probability of Next Equity Financing	3%
Probability of SPAC/PIPE	95%
Probability of IPO	2%
100%
Weighted average term (years)	0.27
Weighted average discount rate	25.00%

Schedule of fair value remeasurement of embedded derivative
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Remeasurement of conversion feature – (loss)/gain	$(14)	$700	$(606)	$(450)

Schedule of changes in fair value of the company’s derivative liability and warrant liability
	Derivative Liability	Warrant Liability
Balance as of December 31, 2020	$2,380	$2,004
Change in fair value	450	863
Balance as of June 30, 2021	$2,830	$2,867
	Derivative Liability	Warrant Liability
Balance as of December 31, 2021	$3,488	$—
Change in fair value	606	—
Extinguishment of embedded derivative upon conversion of convertible note	(4,094)	—
Balance as of June 30, 2022	$—	$—